Income Taxes - Deferred Income Taxes (Detail) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023		Dec. 31, 2022
Deferred Tax Assets And Liabilities [line items]
Opening Balance		$ (165)		$ (100)
Recovery (Expense) Recognized In Net Earnings		(2,115)		8,237
Recovery (Expense) Recognized In OCI		2,090		(6,513)
Recovery (Expense) Recognized In Shareholders' Equity		0		(1,789)
Closing Balance		(190)		(165)
Non-capital loss carryforwards [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		0	[1]	6,967
Recovery (Expense) Recognized In Net Earnings		472	[1]	(5,178)
Recovery (Expense) Recognized In Shareholders' Equity		0	[1]	(1,789)
Closing Balance	[1]	472		0
Capital losses carryforward [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		792		0
Recovery (Expense) Recognized In Net Earnings		(1)		277
Recovery (Expense) Recognized In OCI		124		515
Closing Balance		915		792
Deferred tax assets other [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		4,256	[2]	1,325
Recovery (Expense) Recognized In Net Earnings		(1,695)	[2]	2,739
Recovery (Expense) Recognized In OCI		0	[2]	192
Closing Balance	[2]	2,561		4,256
Interest capitalized for accounting [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		0		(87)
Recovery (Expense) Recognized In Net Earnings				87
Closing Balance				0
Debt financing fees [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(774)	[3]	(737)
Recovery (Expense) Recognized In Net Earnings		(21)	[3]	(37)
Closing Balance	[3]	(795)		(774)
Kutcho convertible note [member]
Deferred Tax Assets And Liabilities [line items]
Recovery (Expense) Recognized In Net Earnings				112
Recovery (Expense) Recognized In OCI				(112)
Unrealized gains on Long term investments [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(8,006)		(170)
Recovery (Expense) Recognized In Net Earnings		1		(728)
Recovery (Expense) Recognized In OCI		1,966		(7,108)
Closing Balance		(6,039)		(8,006)
Mineral stream interest [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		3,732	[4]	(7,298)
Recovery (Expense) Recognized In Net Earnings		(846)	[4]	11,030
Closing Balance	[4]	2,886		3,732
Foreign withholding tax [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(165)		(100)
Recovery (Expense) Recognized In Net Earnings		(25)		(65)
Closing Balance		$ (190)		$ (165)

[1]	As at June 30, 2023, the Company had recognized the tax effect on $2 million of non-capital losses against deferred tax liabilities.
[2]	Other includes capital assets, cobalt inventory, charitable donation carryforward, and PSU and pension liabilities.
[3]	Debt and share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.
[4]	The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production basis as described in Note 13.